UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander Y. Kymn, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Putnam Short Term Investment Fund
Class G
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Short Term Investment Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class G	$3	0.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class G shares of Putnam Short Term Investment Fund returned 4.05%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 3.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Secured Overnight Financing Rate-based floating-rate securities from bank issuers, which provided attractive relative value.
↑	Fixed-rate commercial paper and certificates of deposit in the six-month to one-year range as the pace and size of expected rate cuts fluctuated over the period.
↑	Asset-backed commercial paper backed by what we believe are diverse, high-quality financial assets, such as trade receivables and consumer loans.

Top detractors from performance:
↓	The Fund’s allocation to repurchase agreements, while the lowest yielding positions, continue to be integral for liquidity management purposes.
Putnam Short Term Investment Fund	PAGE 1	39210-ATSG-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class G 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class G	4.05	3.84	2.54
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
ICE BofA U.S. Treasury Bill Index	3.94	3.61	2.39
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class G shares on 8/3/2020. Returns for periods before 8/3/2020 are based on the Fund’s Class P performance. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,949,032,769
Total Number of Portfolio Holdings	112
Total Management Fee Paid	$0
Portfolio Turnover Rate	119%
Putnam Short Term Investment Fund	PAGE 2	39210-ATSG-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Putnam Short Term Investment Fund	PAGE 3	39210-ATSG-0926

Putnam Short Term Investment Fund
Class P
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Short Term Investment Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$3	0.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class P shares of Putnam Short Term Investment Fund returned 4.05%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 3.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Secured Overnight Financing Rate-based floating-rate securities from bank issuers, which provided attractive relative value.
↑	Fixed-rate commercial paper and certificates of deposit in the six-month to one-year range as the pace and size of expected rate cuts fluctuated over the period.
↑	Asset-backed commercial paper backed by what we believe are diverse, high-quality financial assets, such as trade receivables and consumer loans.

Top detractors from performance:
↓	The Fund’s allocation to repurchase agreements, while the lowest yielding positions, continue to be integral for liquidity management purposes.
Putnam Short Term Investment Fund	PAGE 1	39210-ATSP-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class P 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class P	4.05	3.84	2.54
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
ICE BofA U.S. Treasury Bill Index	3.94	3.61	2.39
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,949,032,769
Total Number of Portfolio Holdings	112
Total Management Fee Paid	$0
Portfolio Turnover Rate	119%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Short Term Investment Fund	PAGE 2	39210-ATSP-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Putnam Short Term Investment Fund	PAGE 3	39210-ATSP-0926

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2025 and July 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $166,192 in July 31, 2025 and $162,580 in July 31, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2025 and $0 in July 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $32,326 in July 31, 2025 and $32,326 in July 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2025 and $0 in July 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $489,647 in July 31, 2025 and $1,557,011 in July 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam Short Term
Investment Fund
Financial Statements and Other Important Information
Annual | July 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
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Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 17
Tax Information 18
Changes In and Disagreements with Accountants 19
Results of Meeting(s) of Shareholders 19
Remuneration Paid to Directors, Officers and Others 19
Board Approval of Management and Subadvisory Agreements 19

Putnam Funds Trust
Financial Highlights
Putnam Short Term Investment Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class G
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations
a
:
Net investment income
b
......................... 0.038 0.047 0.055 0.042 0.004
Net realized and unrealized gains (losses) ........... 0.002 —
c
—
c
—
c
—
c
Total from investment operations .................... 0.040 0.047 0.055 0.042 0.004
Less distributions from:
Net investment income .......................... (0.040) (0.047) (0.055) (0.042) (0.004)
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return .................................... 4.05% 4.83% 5.67% 4.31% 0.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.28% 0.28% 0.28% 0.29% 0.28%
Expenses net of waiver and payments by affiliates ....... 0.03% 0.03%
d
0.03%
d
0.04%
d
0.03%
d
Net investment income ........................... 3.74% 4.73% 5.51% 4.30% 0.43%
Supplemental data
Net assets, end of year (000’s) ..................... $140,957 $9,686 $5,162 $3,436 $2,930
Portfolio turnover rate ............................ 119% —% —% —% —%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.001 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Short Term Investment Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class P
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations
a
:
Net investment income
b
......................... 0.040 0.047 0.055 0.042 0.004
Net realized and unrealized gains (losses)
c
........... — — — — —
Total from investment operations .................... 0.040 0.047 0.055 0.042 0.004
Less distributions from:
Net investment income .......................... (0.040) (0.047) (0.055) (0.042) (0.004)
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return .................................... 4.05% 4.83% 5.67% 4.31% 0.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.28% 0.28% 0.28% 0.29% 0.28%
Expenses net of waiver and payments by affiliates ....... 0.03% 0.03%
d
0.03%
d
0.04%
d
0.03%
d
Net investment income ........................... 3.93% 4.73% 5.50% 4.18% 0.35%
Supplemental data
Net assets, end of year (000’s) ..................... $1,808,075 $1,596,505 $2,545,026 $2,160,313 $2,085,929
Portfolio turnover rate ............................ 119% —% —% —% —%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.001 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments, July 31, 2026
Putnam Short Term Investment Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 10.3%
Banco Santander SA, 4%, 12/11/26 ...................... Spain 11,000,000 $ 10,997,340
a
Bank of America Corp., 3.98%, 12/28/26 .................. United States 8,000,000 8,004,606
a
Bank of America NA ,
3.87%, 10/02/26 .................................... United States 9,000,000 9,001,593
4.019%, 12/04/26 ................................... United States 8,900,000 8,906,539
17,908,132
a
Bank of Montreal ,
3.98%, 8/11/26 ..................................... Canada 8,500,000 8,500,297
4.02%, 2/12/27 ..................................... Canada 8,100,000 8,102,155
16,602,452
Bank of Nova Scotia (The) ,
a
4%, 12/03/26 ...................................... Canada 14,000,000 14,005,781
4.15%, 6/02/27 ..................................... Canada 9,350,000 9,339,081
23,344,862
Barclays Bank plc, 3.96%, 10/09/26 ..................... United Kingdom 10,400,000 10,401,408
a
Canadian Imperial Bank of Commerce ,
3.95%, 3/11/27 ..................................... Canada 8,000,000 8,002,501
3.99%, 4/09/27 ..................................... Canada 10,250,000 10,265,290
4.02%, 7/16/27 ..................................... Canada 10,000,000 9,998,060
28,265,851
a
Credit Agricole SA, 3.94%, 4/21/27 ...................... France 11,300,000 11,299,887
a
MUFG Bank Ltd., 3.95%, 1/20/27 ....................... Japan 9,350,000 9,351,131
Royal Bank of Canada, 4.03%, 3/12/27 ................... Canada 11,000,000 10,986,736
a
Sumitomo Mitsui Banking Corp., 3.85%, 9/03/26 ............ Japan 7,500,000 7,500,739
Svenska Handelsbanken AB, 3.85%, 12/09/26 ............. Sweden 10,750,000 10,744,033
Wells Fargo Bank NA ,
3.8%, 9/16/26 ...................................... United States 8,500,000 8,499,677
3.75%, 12/17/26 .................................... United States 8,500,000 8,490,055
3.75%, 1/26/27 ..................................... United States 8,000,000 7,985,322
a
4.01%, 7/14/27 ..................................... United States 9,700,000 9,699,472
34,674,526
Total Certificates of Deposit (Cost $200,100,000) ..............................
200,081,703
a a a
Commercial Papers 39.1%
b,c
ABN AMRO Funding USA LLC ,
144A, 3.72%, 8/10/26 ................................ Netherlands 8,250,000 8,241,491
144A, 3.8%, 9/02/26 ................................. Netherlands 11,000,000 10,961,844
144A, 4.08%, 12/22/26 ............................... Netherlands 7,500,000 7,379,520
26,582,855
b,c
Atlantic Asset Securitization LLC , 144A, 3.74% , 8/19/26 ...... United States 10,500,000 10,479,291
c
Australia & New Zealand Banking Group Ltd. ,
b
144A, 3.7%, 8/20/26 ................................. Australia 8,625,000 8,607,320
b
144A, 3.76%, 9/16/26 ................................ Australia 10,750,000 10,697,510
b
144A, 3.84%, 10/26/26 ............................... Australia 10,000,000 9,908,094
a
144A, 3.97%, 7/23/27 ................................ Australia 11,150,000 11,149,988
40,362,912
Bank of Montreal ,
b
3.7%, 8/18/26 ...................................... Canada 9,400,000 9,382,661

Putnam Funds Trust
Schedule of Investments
Putnam Short Term Investment Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
Bank of Montreal, (continued)
a
4%, 4/02/27 ....................................... Canada 11,000,000 $ 11,017,877
20,400,538
b
Bank of New York Mellon Corp. (The) , 4.13% , 2/26/27 ........ United States 9,650,000 9,423,145
b,c
Barclays Bank plc , 144A, 3.69% , 8/04/26 ................. United Kingdom 11,000,000 10,995,495
b
BNP Paribas SA , 3.92% , 11/05/26 ....................... France 9,100,000 9,004,932
b,c
BPCE SA ,
144A, 3.66%, 8/28/26 ................................ France 10,500,000 10,470,206
144A, 3.89%, 11/12/26 ............................... France 5,000,000 4,944,418
144A, 4.12%, 2/08/27 ................................ France 9,000,000 8,806,656
24,221,280
b,c
Chariot Funding LLC , 144A, 3.83% , 9/21/26 ............... United States 11,000,000 10,939,558
b,c
Coca-Cola Co. (The) ,
144A, 3.65%, 8/19/26 ................................ United States 10,850,000 10,829,151
144A, 3.67%, 8/26/26 ................................ United States 10,850,000 10,821,331
21,650,482
c
Commonwealth Bank of Australia ,
b
144A, 3.81%, 11/06/26 ............................... Australia 8,000,000 7,917,936
a
144A, 3.94%, 3/04/27 ................................ Australia 10,250,000 10,259,882
b
144A, 4.23%, 3/22/27 ................................ Australia 10,000,000 9,732,460
27,910,278
b
Cooperatieve Rabobank UA , 3.8% , 9/16/26 ................ Netherlands 10,500,000 10,448,198
b,c
Danske Bank A/S ,
144A, 3.75%, 8/24/26 ................................ Denmark 10,150,000 10,124,681
144A, 3.85%, 10/16/26 ............................... Denmark 10,200,000 10,116,668
20,241,349
b,c
DNB Bank ASA , 144A, 3.79% , 10/13/26 .................. Norway 9,750,000 9,674,626
b
Export Development Canada , 3.84% , 10/29/26 ............. Canada 11,000,000 10,895,500
b
Exxon Mobil Corp. , 3.7% , 8/13/26 ....................... United States 12,500,000 12,483,325
b,c
GlaxoSmithKline LLC , 144A, 3.67% , 8/06/26 ............... United States 10,750,000 10,743,430
a
ING Bank NV ,
3.86%, 9/08/26 ..................................... Netherlands 10,750,000 10,749,770
3.97%, 3/25/27 ..................................... Netherlands 10,250,000 10,249,990
20,999,760
a,c
ING US Funding LLC , 144A, 3.96% , 4/09/27 ............... Netherlands 9,350,000 9,349,073
b
Lloyds Bank plc , 3.77% , 9/17/26 ........................ United Kingdom 10,500,000 10,447,444
b,c
Mizuho Bank Ltd. ,
144A, 3.73%, 9/23/26 ................................ Japan 10,650,000 10,590,749
144A, 3.83%, 10/06/26 ............................... Japan 9,500,000 9,432,796
20,023,545
b
MUFG Bank Ltd. , 3.82% , 10/13/26 ...................... Japan 11,000,000 10,914,398
c
National Australia Bank Ltd. ,
b
144A, 3.65%, 8/03/26 ................................ Australia 8,250,000 8,247,495
a
144A, 3.89%, 11/24/26 ............................... Australia 8,500,000 8,502,488
b
144A, 3.93%, 12/03/26 ............................... Australia 6,950,000 6,856,488
a
144A, 3.92%, 2/09/27 ................................ Australia 8,000,000 7,999,799
31,606,270
b,c
Nationwide Building Society ,
144A, 3.68%, 8/07/26 ................................ United Kingdom 9,500,000 9,493,202

Putnam Funds Trust
Schedule of Investments
Putnam Short Term Investment Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
b,c
Nationwide Building Society, (continued)
144A, 3.75%, 9/22/26 ................................ United Kingdom 9,250,000 $ 9,199,278
144A, 3.9%, 10/28/26 ................................ United Kingdom 8,750,000 8,666,342
27,358,822
b,c
Nestle Finance International Ltd. ,
144A, 3.7%, 8/31/26 ................................. United States 9,500,000 9,469,866
144A, 3.71%, 9/03/26 ................................ United States 9,000,000 8,968,595
144A, 3.76%, 10/07/26 ............................... United States 10,500,000 10,425,903
28,864,364
b,c
Nordea Bank Abp , 144A, 3.82% , 10/26/26 ................. Finland 9,165,000 9,081,218
b,c
Novartis Finance Corp. , 144A, 3.68% , 8/24/26 .............. United States 11,000,000 10,973,090
b,c
NRW Bank , 144A, 3.75% , 9/24/26 ....................... Germany 10,000,000 9,943,014
b,c
Procter & Gamble Co. (The) ,
144A, 3.63%, 9/08/26 ................................ United States 9,500,000 9,462,837
144A, 3.73%, 10/15/26 ............................... United States 10,850,000 10,765,310
20,228,147
b,c
Province of Quebec Canada , 144A, 3.69% , 8/26/26 .......... Canada 10,000,000 9,973,432
b,c
Sanofi SA ,
144A, 3.65%, 8/07/26 ................................ United States 11,750,000 11,741,661
144A, 3.73%, 9/17/26 ................................ United States 6,500,000 6,467,846
18,209,507
b,c
Skandinaviska Enskilda Banken AB , 144A, 3.67% , 8/10/26 .... Sweden 8,000,000 7,991,852
b,c
Societe Generale SA ,
144A, 3.66%, 8/11/26 ................................ France 11,500,000 11,487,140
144A, 4.01%, 10/22/26 ............................... France 11,150,000 11,047,743
22,534,883
b,c
Sumitomo Mitsui Banking Corp. , 144A, 3.91% , 10/16/26 ...... Japan 9,750,000 9,669,214
b,c
Sumitomo Mitsui Trust Bank Ltd. , 144A, 3.94% , 11/05/26 ...... Japan 9,500,000 9,400,293
b,c
Svenska Handelsbanken AB , 144A, 4.22% , 3/17/27 ......... Sweden 9,250,000 9,008,421
b,c
Swedbank AB , 144A, 3.83% , 10/07/26 ................... Sweden 11,250,000 11,169,258
a,c
Toronto-Dominion Bank (The) ,
144A, 3.99%, 11/06/26 ............................... Canada 9,250,000 9,253,594
144A, 3.96%, 3/25/27 ................................ Canada 8,000,000 8,009,504
17,263,098
b,c
TotalEnergies Capital SA ,
144A, 3.69%, 8/03/26 ................................ France 9,100,000 9,097,200
144A, 3.76%, 9/04/26 ................................ France 10,000,000 9,963,574
144A, 3.78%, 9/14/26 ................................ France 8,500,000 8,460,050
27,520,824
b,c
TotalEnergies Capital USA LLC , 144A, 3.69% , 8/03/26 ....... France 10,750,000 10,746,692
b
Toyota Credit de Puerto Rico Corp. ,
3.68%, 8/04/26 ..................................... United States 9,500,000 9,496,115
3.72%, 9/08/26 ..................................... United States 9,000,000 8,963,896
3.73%, 9/15/26 ..................................... United States 9,475,000 9,430,091
27,890,102
b
Toyota Motor Credit Corp. , 3.7% , 8/17/26 ................. United States 8,000,000 7,986,043
b,c
Unilever Finance Netherlands BV ,
144A, 3.66%, 8/17/26 ................................ United Kingdom 9,500,000 9,483,592
144A, 3.69%, 8/28/26 ................................ United Kingdom 9,500,000 9,472,777

Putnam Funds Trust
Schedule of Investments
Putnam Short Term Investment Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
b,c
Unilever Finance Netherlands BV, (continued)
144A, 3.73%, 9/14/26 ................................ United Kingdom 9,500,000 $ 9,455,885
28,412,254
b,c
Walmart, Inc. ,
144A, 3.69%, 8/11/26 ................................ United States 11,250,000 11,237,344
144A, 3.73%, 9/10/26 ................................ United States 9,900,000 9,858,098
144A, 3.73%, 9/16/26 ................................ United States 10,500,000 10,449,119
31,544,561
b,c
Westpac Banking Corp. ,
144A, 4.08%, 1/21/27 ................................ Australia 8,000,000 7,845,405
144A, 4.31%, 5/27/27 ................................ Australia 9,350,000 9,025,479
16,870,884
Total Commercial Papers (Cost $762,505,332) ................................
762,437,657
a a a
U.S. Government and Agency Securities 0.5%
b
U.S. Treasury Bills, 3.8%, 3/18/27 ....................... United States 11,000,000 10,739,549
Total U.S. Government and Agency Securities (Cost $10,756,146) ...............
10,739,549
Repurchase Agreements 50.3%
d
Joint tri-party repurchase agreement with Barclays Capital, Inc.,
3.64%, 8/03/26 (Maturity Value $30,983,463)
Collateralized by U.S. Treasury Notes, 3.75%, 6/30/30 (valued at $31,603,133) ................................... 30,974,068 30,974,068
d
Joint tri-party repurchase agreement with BNP Paribas SA,
3.65%, 8/03/26 (Maturity Value $85,948,830)
Collateralized by U.S. Government and Agency Securities,
1.77% - 6.5%, 3/01/27 - 7/01/56 and U.S. Treasury Notes,
4.375%, 7/31/31 (valued at $87,667,806) ................ 85,922,695 85,922,695
d
Joint tri-party repurchase agreement with BofA Securities, Inc.,
3.65%, 8/03/26 (Maturity Value $84,903,848)
Collateralized by U.S. Government and Agency Securities, 2% -
6.5%, 2/01/31 - 9/20/75 (valued at $86,575,592) ........... 84,878,031 84,878,031
d
Joint tri-party repurchase agreement with Citigroup Global
Markets, Inc., 3.65%, 8/03/26 (Maturity Value $98,201,962)
Collateralized by U.S. Government and Agency Securities,
1.5% - 7.5%, 6/15/33 - 6/20/65 (valued at $100,135,543) .... 98,172,101 98,172,101
d
Joint tri-party repurchase agreement with HSBC Securities USA,
Inc., 3.65%, 8/03/26 (Maturity Value $165,245,274)
Collateralized by U.S. Government and Agency Securities,
1.5% - 7%, 3/01/31 - 4/01/56 (valued at $168,498,928) ...... 165,195,027 165,195,027
e
Tri-party repurchase agreement, 3.85%, 8/03/26 (Maturity Value
$25,008,021)
RBC Capital Markets LLC (perpetual maturity) Collateralized
by Corporate Bonds, 3.3% - 7.5%, 2/28/28 - 1/01/99 and
Commercial Paper, 0%, 11/03/26 (valued at $26,258,423) ... 25,000,000 25,000,000
e
Tri-party repurchase agreement, 3.8%, 8/03/26 (Maturity Value
$25,007,917)
BNP Paribas SA (perpetual maturity) Collateralized by
Corporate Bonds, 2.45% - 7.8%, 2/15/27 - 3/07/87 and U.S.
Treasury Notes, 2.125%, 4/15/29 (valued at $26,221,685) ... 25,000,000 25,000,000
e
Tri-party repurchase agreement with Goldman Sachs & Co. LLC,
3.65%, 8/03/26 (Maturity Value $165,141,215)
Collateralized by U.S. Government and Agency Securities, 2% -
6.5%, 1/01/28 - 4/20/64 (valued at $168,392,821) .......... 165,091,000 165,091,000

Putnam Funds Trust
Schedule of Investments
Putnam Short Term Investment Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements
(continued)
e
Tri-party repurchase agreement with J.P. Morgan Securities LLC,
3.65%, 8/03/26 (Maturity Value $200,060,833)
Collateralized by U.S. Government and Agency Securities,
1.5% - 7%, 4/01/33 - 7/01/56 (valued at $204,062,051) ...... 200,000,000 $ 200,000,000
e
Tri-party repurchase agreement with J.P. Morgan Securities LLC,
3.64%, 8/03/26 (Maturity Value $100,030,333)
Collateralized by U.S. Treasury Notes, 1.25%, 4/15/28 (valued at $102,030,961) .................................. 100,000,000 100,000,000
Total Repurchase Agreements (Cost $980,232,922) ............................
980,232,922
a
Total Investments (Cost $1,953,594,400) 100.2% ..............................
$1,953,491,831
Other Assets, less Liabilities (0.2)% .........................................
(4,459,062)
Net Assets 100.0% .........................................................
$1,949,032,769
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
The coupon rate shown represents the rate at period end.
b
The rate shown represents the yield at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $611,544,272, representing 31.4% of net assets.
d
See Note 1(b) regarding joint repurchase agreement.
e
See Note 1(b) regarding repurchase agreement.

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
July 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Short Term
Investment
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $973,361,478
Cost - Unaffiliated repurchase agreements ...................................................... 980,232,922
Value - Unaffiliated issuers .................................................................. $973,258,909
Value - Unaffiliated repurchase agreements ...................................................... 980,232,922
Cash .................................................................................... 5,325
Receivables:
Capital shares sold ........................................................................ 125,223
Interest ................................................................................. 1,885,243
Prepaid expenses .......................................................................... 114,524
Other assets .............................................................................. 147
Total assets .......................................................................... 1,955,622,293
Liabilities:
Payables:
Capital shares redeemed ................................................................... 125,255
Administrative fees ........................................................................ 7,187
Transfer agent fees ........................................................................ 61,200
Trustees' fees and expenses ................................................................. 153,243
Distributions to shareholders ................................................................. 6,125,152
Accrued expenses and other liabilities ........................................................... 117,487
Total liabilities ......................................................................... 6,589,524
Net assets, at value ................................................................. $1,949,032,769
Net assets consist of:
Paid-in capital ............................................................................. $1,948,920,234
Total distributable earnings (losses) ............................................................. 112,535
Net assets, at value ................................................................. $1,949,032,769
Putnam
Short Term
Investment
Fund
Class G:
Net assets, at value ....................................................................... $140,957,486
Shares outstanding ........................................................................ 140,967,831
Net asset value and maximum offering price per share
a
............................................. $1.00
Class P:
Net assets, at value ....................................................................... $1,808,075,283
Shares outstanding ........................................................................ 1,807,952,403
Net asset value and maximum offering price per share
a
............................................. $1.00
a
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the year ended July 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Short Term
Investment
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $72,791,708
Expenses:
Management fees (Note 3 a ) ................................................................... 4,600,287
Administrative fees (Note 3 b ) .................................................................. 24,779
Transfer agent fees: (Note 3c )
    Class G ................................................................................ 6,099
    Class P ................................................................................ 189,360
Custodian fees ............................................................................ 4,422
Reports to shareholders fees .................................................................. 50,129
Professional fees ........................................................................... 184,407
Trustees' fees and expenses (Note 3 d ) ........................................................... 48,923
Other .................................................................................... 21,021
Total expenses ......................................................................... 5,129,427
Expenses waived/paid by affiliates (Note 3a) ................................................... (4,600,287)
Net expenses ......................................................................... 529,140
Net investment income ................................................................ 72,262,568
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 22,052
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (101,437)
Net realized and unrealized gain (loss) ............................................................ (79,385)
Net increase (decrease) in net assets resulting from operations .......................................... $72,183,183

Putnam Funds Trust
Financial Statements
Statement of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Short Term Investment Fund
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $72,262,568 $107,820,305
Net realized gain (loss) ................................................. 22,052 194,342
Net change in unrealized appreciation (depreciation) ........................... (101,437) (241,075)
Net increase (decrease) in net assets resulting from operations ................ 72,183,183 107,773,572
Distributions to shareholders:
Class G ............................................................ (2,323,080) (368,238)
Class P ............................................................. (69,939,522) (107,460,788)
Total distributions to shareholders .......................................... (72,262,602) (107,829,026)
Capital share transactions: (Note 2 )
Class G ............................................................ 131,280,218 4,524,959
Class P ............................................................. 211,640,797 (948,466,174)
Total capital share transactions ............................................ 342,921,015 (943,941,215)
Net increase (decrease) in net assets ................................... 342,841,596 (943,996,669)
Net assets:
Beginning of year ....................................................... 1,606,191,173 2,550,187,842
End of year ........................................................... $1,949,032,769 $1,606,191,173

Putnam Funds Trust
Notes to Financial Statements
Putnam Short Term Investment Fund

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Annual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of fourteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Short Term Investment Fund (Fund) is included in this report.
The Fund offers two classes of shares: Class G and Class
P. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Trust's Board of Trustees (the
Board), the Board has designated the Fund's investment
manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted
by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee
(VC).
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
b. Repurchase Agreements
The Fund enters into repurchase agreements. Repurchase
agreements are accounted for as a loan by the Fund to the
seller, collateralized by securities which are delivered to the
Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102%
of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The Fund may also enter into
joint repurchase agreements whereby its uninvested cash
balance is deposited into a joint cash account with other
funds managed by the investment manager or an affiliate
of the investment manager and is used to invest in one or
more repurchase agreements. The value and face amount
of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. Repurchase agreements
are subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or
the Fund, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Fund may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Fund
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All
repurchase agreements held by the Fund at year end, as
indicated in the Schedule of Investments, had been entered
into on July 31, 2026.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Short Term Investment Fund
(continued)
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund's federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the Portfolio and estimated expenses are
accrued daily. Dividends from net investment income are
normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Class G Shares: (135805176) –
Shares sold ................................... 152,043,778 $152,043,778 8,053,822 $8,053,822
Shares issued in reinvestment of distributions .......... 2,323,080 2,323,080 363,668 363,668
Shares redeemed ............................... (23,086,640) (23,086,640) (3,892,531) (3,892,531)
Net increase (decrease) .......................... 131,280,218 $131,280,218 4,524,959 $4,524,959
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Short Term Investment Fund
(continued)
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the annual rate of 0.25% of the average net assets of the Fund. Advisers has contractually agreed to waive its management fee from the Fund through November 2026.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.01% of the Fund’s average daily net assets.
d. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Class P Shares: 736825377 –
Shares sold ................................... 17,657,908,182 $17,657,908,182 17,697,649,490 $17,697,649,490
Shares redeemed ............................... (17,446,267,385) (17,446,267,385) (18,646,115,664) (18,646,115,664)
Net increase (decrease) .......................... 211,640,797 $211,640,797 (948,466,174) $(948,466,174)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Short Term Investment Fund
(continued)
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the year ended July 31, 2026, there were no credits earned.
5. Income Taxes
The tax character of distributions paid during the years ended July 31, 2026 and 2025, was as follows:
At July 31, 2026, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2026, aggregated
$135,912,391 and $167,330,000, respectively.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
2026 2025
Distributions paid from:
Ordinary income .......................................................... $72,262,602 $107,829,026
Cost of investments .......................................................................... $1,953,594,400
Unrealized appreciation ........................................................................ $98,262
Unrealized depreciation ........................................................................ (200,831)
Net unrealized appreciation (depreciation) .......................................................... $(102,569)
Distributable earnings:
Undistributed ordinary income ................................................................... $6,340,255
3. Transactions with Affiliates
(continued)
d. Trustee Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Short Term Investment Fund
(continued)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.
At July 31, 2026, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
7. Fair Value Measurements
(continued)

Putnam Funds Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Short Term Investment Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam Short
Term Investment Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the "Fund") as of July 31,
2026, the related statement of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 18, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Funds Trust
Tax Information (unaudited)

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Annual Report
Putnam Short Term Investment Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended July 31, 2026:
Pursuant to: Amount Reported
Section 163(j) Interest Earned §163(j) $72,262,729

Putnam Funds Trust

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Annual Report
Putnam Short Term Investment Fund
Trustee approval of management contracts
(unaudited
)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.

Putnam Funds Trust

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Annual Report
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least November 30, 2027. Additionally, the Adviser agreed to continue to waive the contractual management fee of 0.25% for your fund through November 30, 2027. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and also in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.

Putnam Funds Trust

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Annual Report
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,

nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.

Putnam Funds Trust

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Annual Report
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2025. Your fund’s class P shares’ return, net of fees and expenses, was positive and exceeded the return of its benchmark over the one-year, three-year and five-year periods ended December 31, 2025. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

39210-AFSOI 09/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	September 25, 2026